UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity - Equity Funds 27.9%
DWS Blue Chip Fund "Institutional"	3,358	40,760
DWS Capital Growth Fund "Institutional"	30,974	1,228,113
DWS Commodity Securities Fund "Institutional"	317	1,059
DWS Communications Fund "Institutional"	18,728	242,525
DWS Disciplined Long/Short Value Fund "Institutional"	42,749	265,471
DWS Disciplined Market Neutral Fund "Institutional"	9,290	87,601
DWS Diversified International Equity Fund "Institutional"	132,663	740,258
DWS Dreman Concentrated Value Fund "Institutional"	1,552	9,637
DWS Dreman High Return Equity Fund "Institutional"	29,702	745,515
DWS Dreman Mid Cap Value Fund "Institutional"	23,681	179,502
DWS Dreman Small Cap Value Fund "Institutional"	40,072	1,007,399
DWS Emerging Markets Equity Fund "Institutional"	18,824	256,008

DWS Equity 500 Index Portfolio "Institutional"	47,625	4,979,223
DWS Europe Equity Fund "Institutional"	62,425	1,210,424
DWS Global Opportunities Fund "Institutional"	1,533	39,038
DWS Global Thematic Fund "Institutional"	27,877	473,903
DWS Gold & Precious Metals Fund "Institutional"	9,312	168,086
DWS Growth & Income Fund "Institutional"	210,851	2,473,284
DWS Health Care Fund "Institutional"	52,558	1,004,915
DWS International Fund "Institutional"	34,421	1,300,085
DWS International Value Opportunities Fund "Institutional"	22,406	172,750
DWS Japan Equity Fund "S"	30,306	223,050
DWS Large Cap Value Fund "Institutional"	157,673	2,202,699
DWS Large Company Growth Fund "Institutional"	24,665	529,068
DWS Micro Cap Fund "Institutional"	7,065	74,749
DWS RREEF Global Real Estate Securities Fund "Institutional"	90,342	522,175
DWS RREEF Real Estate Securities Fund "Institutional"	8,600	88,234
DWS S&P 500 Plus Fund "S"	141,868	1,298,096
DWS Small Cap Core Fund "S"	87,826	999,454
DWS Small Cap Growth Fund "Institutional"	17,207	222,484
DWS Technology Fund "Institutional"	168,808	1,541,220

Total Equity Funds (Cost $31,397,928)		24,326,785
Equity - Exchange-Traded Funds 8.7%
Consumer Discretionary Select Sector SPDR Fund	30,524	707,546
Consumer Staples Select Sector SPDR Fund	43,399	1,002,951
Energy Select Sector SPDR Fund	17,583	905,700
Financial Select Sector SPDR Fund	77,450	956,508
Industrial Select Sector SPDR Fund	41,639	937,710
iShares MSCI Australia Index Fund	25,636	420,943
iShares MSCI Canada Index Fund	24,549	567,328
iShares MSCI EAFE Small Cap Index Fund	11,499	343,245
iShares MSCI France Index Fund	11,918	261,481
iShares MSCI Germany Index Fund	14,615	282,362
iShares MSCI Switzerland Index Fund	5,985	108,508
iShares MSCI United Kingdom Index Fund	52,296	718,024
Utilities Select Sector SPDR Fund	14,236	381,525

Total Exchange-Traded Funds (Cost $7,821,469)		7,593,831
Fixed Income - Bond Funds 61.6%
DWS Core Fixed Income Fund "Institutional"	2,728,254	23,653,962
DWS Core Plus Income Fund "Institutional"	168	1,641
DWS Emerging Markets Fixed Income Fund "Institutional"	1,229	11,414
DWS Floating Rate Plus Fund "Institutional"	967,093	7,611,026
DWS Global Bond Fund "S"	322,813	3,173,256
DWS GNMA Fund "Institutional"	134,684	2,020,257
DWS High Income Fund "Institutional"	877,314	3,491,708
DWS High Income Plus Fund "Institutional"	4,663	26,484
DWS Inflation Protected Plus Fund "Institutional"	367,175	3,414,730
DWS Short Duration Fund "Institutional"	735	6,610
DWS Short Duration Plus Fund "Institutional"	657,086	6,012,337
DWS US Bond Index Fund "Institutional"	427,802	4,376,410

Total Fixed Income - Bond Funds (Cost $61,195,902)		53,799,835
Fixed Income - Money Market Funds 2.0%
Cash Management QP Trust	1,715,989	1,715,989
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,061	8,061

DWS Money Market Series "Institutional"	19,851	19,851

Total Fixed Income - Money Market Funds (Cost $1,743,901)		1,743,901
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $102,159,200) †	100.2	87,464,352
Other Assets and Liabilities, Net	(0.2)	(215,631)

Net Assets	100.0	87,248,721

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $103,049,669. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $15,585,317. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $513,960 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,099,277.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 85,748,363
Level 2	1,715,989
Level 3	-
Total	$ 87,464,352

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009